Management’s statement and basis of preparation and presentation of the consolidated financial statements (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Managements Statement And Basis Of Preparation And Presentation Of Consolidated Financial Statements
Profit (loss)	R$ 2,837,422	R$ 1,670,755	R$ 2,957,174
Current assets (liabilities)	1,485,561
[custom:IncreaseDecreaseInCashAndCashEquivalentsFromOperatingActivities]	1,200,000
Equity	R$ 26,015,940	R$ 25,397,365	R$ 25,107,106	R$ 23,182,745